Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Provision for Income Taxes
The provision for income taxes consists of the following:

	2020	2019	2018
Current:
Federal	$6	$44	$—
State	(14)	(12)	(17)
	(8)	32	(17)
Deferred:
Federal	(94)	(138)	(72)
State	(102)	(54)	20
	(196)	(192)	(52)
Provision for income taxes	$(204)	$(160)	$(69)

Reconciliation of Federal Income Tax Rate
The difference between the provision for income taxes and the amount computed by applying the statutory federal income tax rate of 21% to loss before income taxes is as follows:

	2020	2019	2018
Statutory rate applied to pre-tax loss	$3,533	$4,755	$3,814
Permanent items	(256)	(115)	(79)
Stock compensation related expenses	449	(274)	(103)
State taxes	458	290	1,226
Valuation allowance	(4,462)	(4,816)	(4,930)
Other	74	—	3
Provision for income taxes	$(204)	$(160)	$(69)

Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2020	2019
Deferred tax assets:
Compensation and bonuses	$1,707	$986
Intangible assets	2,303	2,355
Stock-based compensation	620	375
Accrued expenses and other	863	184
Net operating loss carryforwards	20,242	18,937
Unearned revenue	3,179	2,575
Other carryforwards	30	23
Interest expense limitation	1,652	534
Deferred rent	641	578
Valuation allowance	(24,178)	(19,717)
Deferred tax assets, net of valuation allowance	$7,059	$6,830
Deferred tax liabilities:
Deferred implementation costs	(2,707)	(2,624)
Fixed assets	(2,723)	(2,953)
Goodwill	(2,397)	(1,825)
Deferred tax liabilities	$(7,827)	$(7,402)
Total deferred taxes	$(768)	$(572)